Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	ROOMLINX INC
Entity Central Index Key	0001021096
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2012
Amendment Flag	false

CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 814,379	$ 361,228	$ 314,368
Accounts receivable, net	921,747	889,657	853,000
Leases receivable, current portion	988,356	994,728	617,741
Prepaid and other current assets	138,961	192,221	135,422
Inventory	967,455	1,244,072	892,501
Total current assets	3,830,898	3,681,906	2,813,032
Property and equipment, net	2,047,248	2,145,831	2,665,565
Leases receivable, non-current	2,444,766	2,697,696	1,751,308
Total assets	8,322,912	8,525,433	7,229,905
Current liabilities:
Accounts payable and accrued expenses	868,992	1,072,307	956,408
Accrued interest	19,882	22,417	9,927
Capital lease, current portion	13,359	5,479	10,361
Notes payable, current portion	44,298	57,703	66,581
Unearned income, less current portion	243,790	608,439	435,781
Deferred revenue, less current portion	477,910	611,572	136,530
Total current liabilities	1,668,231	2,377,917	1,615,588
Capital lease, non-current	23,181		5,479
Notes payable, non-current		1,582	59,286
Unearned income, less current portion	291,501	363,381
Deferred revenue, less current portion	82,435
Line of credit, net of discount	3,750,657	3,025,223	1,195,938
Total liabilities	5,816,005	5,404,722	2,876,291
Stockholders' equity:
Preferred stock	144,000	144,000	144,000
Common stock	5,119	5,119	4,959
Additional paid-in capital	33,505,996	33,102,512	31,672,378
Accumulated (deficit)	(31,210,458)	(30,185,925)	(27,533,736)
Accumulated other comprehensive income	(855)	(8,802)
Total Stockholders' Equity Attributable to Parent	2,443,802	3,056,904	4,287,601
Non-controlling interest	63,105	63,807	66,013
Total stockholders' equity	2,506,907	3,120,711	4,353,614
Total liabilities and stockholders' equity	$ 8,322,912	$ 8,525,433	$ 7,229,905

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value (in dollars per share)	$ 0.2	$ 0.2	$ 0.2
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	5,118,877	5,118,877	4,958,913
Common stock, shares outstanding	5,118,877	5,118,877	4,958,913
Preferred Stock A
Preferred stock, shares authorized	720,000	720,000	720,000
Preferred stock, shares issued	720,000	720,000	720,000
Preferred stock, shares outstanding	720,000	720,000	720,000
Preferred stock, liquidation preference (in dollars)	$ 144,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Hospitality	$ 1,298,627	$ 1,200,032	$ 5,281,608	$ 4,264,889
Residential	238,914	223,140	942,317	230,307
Total	1,537,541	1,423,172	6,223,925	4,495,196
Cost of goods sold
Hospitality	1,054,944	809,356	4,119,520	3,297,252
Residential	165,434	154,027	637,552	132,449
Total			4,757,072	3,429,701
Gross profit			1,466,853	1,065,495
Operating expenses:
Operations	438,763	231,977	925,293	724,887
Product development	260,733	222,441	725,993	414,098
Selling, general and administrative	383,216	369,328	1,819,610	1,517,795
Depreciation Expense	179,102	174,460	695,817	250,670
Total Operating Expenses	2,482,192	1,961,589	4,166,713	2,907,450
Operating loss	(944,651)	(538,417)	(2,699,860)	(1,841,955)
Non-operating income (expense):
Interest (expense)	(138,162)	(59,743)	(164,727)	(62,682)
Financing (expense)			(175,345)	(33,842)
Foreign currency gain (loss)	(390)	(3,550)	(13,593)	(3,861)
Interest income	57,968	64,578	254,155	102,229
Forgiveness of Debt			144,810
Gain on acquisition of Canadian Communications, LLC				556,927
Other income (expense)		(235)	165	14,180
Total Nonoperating Income (Expense)	(80,584)	1,050	45,465	572,951
(Loss) before non-controlling interest and income taxes	(1,025,235)	(537,367)	(2,654,395)	(1,269,004)
Non-controlling interest	702	(1,810)	2,206	106
Provision for income taxes
Net (loss)	(1,024,533)	(539,177)	(2,652,189)	(1,268,898)
Other comprehensive income:
Currency translation (loss)	7,947	16,922	(2,017)
Net comprehensive (loss)	(1,016,586)	(522,255)	(2,654,206)	(1,268,898)
Comprehensive loss attributable to the Company	$ (1,016,586)	$ (522,255)
Net loss per common share:
Basic and diluted (in dollars per share)	$ (0.2)	$ (0.1)	$ (0.52)	$ (0.29)
Weighted average shares outstanding:
Basic and diluted (in shares)	5,118,877	4,979,748	5,072,157	4,347,265

CONSOLIDATED STATEMETS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Statement Of Cash Flows [Abstract]
Net (loss)	$ (1,024,533)	$ (539,177)	$ (2,652,189)	$ (1,268,898)
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Depreciation Expense	179,102	174,460	695,817	250,670
Debt Discount	75,601	(61,655)	175,345	33,842
Stock-based compensation	53,317	150,971	479,234	281,871
Gain on acquisition of Canadian Communications, LLC				(556,927)
Forgiveness of debt			(144,810)
Provision for uncollectable accounts	(21,923)	(5,940)	43,813	30,972
Loss on cancellation of contracts	11,151
Change in operating assets and liabilities:
Accounts receivable	(10,168)	(136,219)	(80,470)	(147,564)
Prepaid and other current assets	53,260	5,441	(56,799)	(33,238)
Inventory	276,617	159,794	(351,571)	(250,363)
Accounts payable and accrued expenses	(203,315)	(40,278)	260,709	44,367
Accrued interest	(2,535)	(807)	12,490	6,490
Unearned Income	(73,148)	36,837	172,658	70,604
Deferred revenue	(51,227)	80,712	475,042	(76,276)
Total Adjustments	286,732	363,316	1,681,458	(345,552)
Net cash (used in) operating activities:	(738,503)	(174,051)	(970,731)	(1,614,450)
Cash Flows from investing activities:
Leases receivable		(426,900)	(2,046,356)	(1,763,799)
Payments received on leases receivable	(248,151)	(156,678)	(722,982)	(186,586)
Net cash paid on acquisition of Canadian Communications, LLC				(461,639)
Purchase of property and equipment	(40,236)	(72,975)	(174,677)	(366,369)
Net cash (used in) investing activities:	207,915	(343,197)	(1,498,051)	(2,405,221)
Cash flows from financing activities:
Proceeds from the sale of common stock and exercise of warrants		125,000	125,000	2,473,000
Proceeds from the line of credit	1,000,000	260,000	2,480,000	1,232,000
Payments on capital leases	(3,556)	(2,518)	(10,361)	(9,615)
Payments on notes payable	(14,987)	(24,225)	(66,582)	(17,426)
Net cash provided by financing activities	981,457	358,257	2,528,057	3,677,959
Effects of foreign currency translation	2,282	15,112	(12,415)
Net increase (decrease) in cash and equivalents	453,151	(143,879)	46,860	(341,712)
Cash and equivalents at the beginning of year	361,228	314,368	314,368	656,080
Cash and equivalents at the end of year	814,379		361,228	314,368
Supplemental Cash Flow Information:
Cash paid for interest	63,139	30,890	152,237	56,192
Cash paid for income taxes
Non-cash investing and financing activities:
Common stock issued in the acquisition of Canadian Communications, LLC				1,215,000
Debt discount on line of credit advances	$ 350,167	$ 89,848	$ 826,060

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Preferred Stock A	Common Stock	Additional Paid - in Capital	Non-Contolling Interest	Accumulated (Deficit)	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2009	$ 144,000	$ 3,872	$ 27,169,689		$ (26,264,838)		$ 1,052,723
Balances (in shares) at Dec. 31, 2009	720,000	3,871,903
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for rounding in reverse stock split (shares)		157
Shares issued for interest at $2.00 per share		361	722,639				723,000
Shares issued for interest at $2.00 per share (shares)		361,500
Shares issued for interest at $4.00 per share		438	1,749,563				1,750,000
Shares issued for interest at $4.00 per share (shares)		437,500
Shares issued for acquisition of Canadian Communications, LLC		270	1,214,730				1,215,000
Shares issued for acquisition of Canadian Communications, LLC (in shares)		270,000
Minority interest				66,119			66,119
Cashless warrant exercises		18	(18)
Cashless warrant exercises (in shares)		17,853
Warrants issued at $2.00 per share			533,904				533,904
Warrants issued at $4.50 per share			106,671				106,671
Share-based compensation			175,200				175,200
Net loss				(106)	(1,268,898)		(1,269,004)
Balance at Dec. 31, 2010	144,000	4,959	31,672,378	66,013	(27,533,736)		4,353,614
Balances (in shares) at Dec. 31, 2010	720,000	4,958,913
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Warrants issued at $2.00 per share			826,060				826,060
Exercise of Warrants at $2.00 per share		63	124,937				125,000
Exercise of Warrants at $2.00 per share (in shares)		62,500
Shares Issued for compensation at $2.00 per share		30	59,970				60,000
Shares Issued for compensation at $2.00 per share (in shares)		30,000
Shares issued for compensation at $1.80 per share		62	111,552				111,614
Shares issued for compensation at $1.80 per share (in shares)		62,010
Shares issued for compensation at $2.75 per share		5	14,995				15,000
Shares issued for compensation at $2.75 per share (shares)		5,454
Accumulated Other Comprehensive Income						(8,802)	(8,802)
Share-based compensation - amortization of deferred compensation			292,620				292,620
Net loss				(2,206)	(2,652,189)		(2,654,395)
Balance at Dec. 31, 2011	144,000	5,119	33,102,512	63,807	(30,185,925)	(8,802)	3,120,711
Balances (in shares) at Dec. 31, 2011	720,000	5,118,877
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Warrants issued at $2.00 per share			350,167				350,167
Share-based compensation			53,317				53,317
Accumulated Other Comprehensive Income						7,947
Net loss				(702)	(1,024,533)		(1,025,235)
Balance at Mar. 31, 2012	$ 144,000	$ 5,119	$ 33,505,996	$ 63,105	$ (31,210,458)	$ (855)	$ 2,506,907
Balances (in shares) at Mar. 31, 2012	720,000	5,118,877

Organization and Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Business Description and Basis Of Presentation [Abstract]
Organization and Nature of Business
1.     Organization and Significant Accounting Policies

Description of Business:    Roomlinx, Inc. (“Roomlinx” or the “Company”) is incorporated under the laws of the state of Nevada.  The Company sells, installs, and services in-room media and entertainment solutions for hotels, resorts, and time share properties; including its proprietary Interactive TV platform, internet, and free to guest and on demand programming.  Roomlinx also sells, installs and services telephone, internet, and television services for residential consumers.  The Company develops software and integrates hardware to facilitate the distribution of Hollywood, adult, and specialty content, business applications, national and local advertising, and concierge services.  The Company also sells, installs and services hardware for wired networking solutions and wireless fidelity networking solutions, also known as Wi-Fi, for high-speed internet access to hotels, resorts, and time share locations. The Company installs and creates services that address the productivity and communications needs of hotel, resort and time share guests, as well as residential consumers.

Basis of Presentation:  The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information.  They do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements.  In the opinion of management, all adjustments, consisting only of normal recurring adjustments considered necessary for a fair presentation, have been included in the accompanying unaudited financial statements.  Operating results for the periods presented are not necessarily indicative of the results that may be expected for the full year.  For further information, refer to the financial statements and notes thereto, included in the Company’s Form 10-K as of and for the year ended December 31, 2011.

Basis of Consolidation:    The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Cardinal Hospitality, Ltd. and its 50% owned subsidiary Arista Communications, LLC.  All intercompany accounts and transactions have been eliminated in consolidation.

Reclassification:  Certain amounts in the 2011 financial statements have been reclassified to conform to the current year presentation.

Revenue Recognition:    Revenue is derived from the installation and ongoing services of in-room media, entertainment, and HD television programming solutions in addition to wired networking solutions and Wireless Fidelity networking solutions. Revenue is recognized when all applicable recognition criteria have been met, which generally include a) persuasive evidence of an existing arrangement; b) fixed or determinable price; c) delivery has occurring or service has been rendered; d) collectability of the sales price is reasonably assured.

Wherein installation and service arrangements are contractually predetermined, and whereas such contractual arrangements may provide for multiple deliverables, revenue is recognized in accordance with ASC Topic 650, Multiple Deliverable Revenue, the application of which may be to defer revenue recognition for installations across the service period of the contract and to re-allocate and/or defer revenue recognition across various service arrangements.  Below is a summary of the execution of such application as it relates to installation and service arrangements the Company has with its customers.

The Company enters into contractual arrangements to provide multiple deliverables which may include some or all of the following - systems installations and a variety of services related to high speed internet access, free-to-guest, video on demand and iTV systems as well as residential phone, internet and television.  Each of these elements must be identified and individually evaluated for separation. The term “element” is used interchangeably with the term “deliverable” and the Company considers the facts and circumstances as it relates to its performance obligations in the arrangement and includes product and service elements, a license or right to use an asset, and other obligations negotiated for and assumed in the agreement.  Analyzing an arrangement to identify all of the elements requires the use of judgment.  In the determination of the elements included in Roomlinx agreements, embedded software and inconsequential or perfunctory activities were taken into consideration.

Once the Deliverables have been identified, the Relative Fair Value of each Element was determined under the concept of Relative Selling Price (RSP) for which the Company applied the hierarchy of selling price under ASC Topic 605 as follows:

VSOE - Vendor specific objective evidence is still the most preferred criteria with which to establish fair value of a deliverable. VSOE is the price of a deliverable when a company sells it on an open market separately from a bundled transaction.
TPE - Third party evidence is the second most preferred criteria with which to establish fair value of a deliverable. The measure for the pricing of this criterion is the price that a competitor or other third party sells a similar deliverable in a similar transaction or situation.
RSP - Relative selling price is the price that management would use for a deliverable if the item were sold separately on a regular basis which is consistent with company selling practices. The clear distinction between RSP and VSOE is that under VSOE, management must sell or intend to sell the deliverable separately from the bundle, or has sold the deliverable separately from the bundle already. With RSP, a company may have no plan to sell the deliverable on a stand-alone basis.

Hospitality Installation Revenues

Hospitality installations include High Speed Internet Access (HSIA), Interactive Television (iTV), Free to Guest (FTG) and Video on Demand (VOD).  Under the terms of these typical product sales and equipment installation contracts, a 50% deposit is due at the time of contract execution and is recorded as deferred revenue.  Upon the completion of the installation process, deferred revenue is realized.  However, in some cases related to VOD installations or upgrades, the Company extends credit to customers and records a receivable against the revenue recognized at the completion of the installation.  Monthly payments against those receivables equal a pre-determined percentage of VOD guest room revenue until such time as the receivable has been paid in full.  Thereafter, 100% of the monthly invoice is recorded as recurring VOD revenue.

Additionally, the Company may provide the customer with a lease financing arrangement provided the customer has demonstrated its credit worthiness to the satisfaction of the Company.  Under the terms and conditions of the lease arrangements, these leases have been classified and recorded as Sale-Type Leases under ASC Topic 840-30 and accordingly, revenue is recognized upon completion and customer acceptance of the installation which gives rise to a lease receivable and unearned income.

Hospitality Service, Content and Usage Revenues

The Company provides ongoing 24x7 support, content and maintenance as applicable to those products purchased, installed and serviced under contract.  Support, when exclusive, is primarily invoiced in advance quarterly, creating deferred revenue which is subsequently recognized in the appropriate periods.  When not exclusive, support is invoiced in arrears on a monthly basis with content and usage, which are dependent on guest take rates and buying habits.  Service maintenance and usage revenue also includes revenue from meeting room services, which are billed as the events occur.

Residential Revenues

Residential revenues consist of equipment sales and installation charges, support and maintenance of voice, internet, and television services, and content provider residuals, installation commissions, and management fees.  Installations charges are added to the monthly service fee for voice, internet, and television, which is invoiced in advance creating deferred revenue to be realized in the appropriate period.  The Company’s policy prohibits the issuance of customer credits during the month of cancelation. The Company earns residuals equal to ‘x’% of monthly customer service charges and a flat rate for each new customer sign up.  Residuals are recorded monthly. Commissions and management fees are variable and therefore revenue is recognized at the time of payment.
Inventory:    Inventory, principally large order quantity items which are required for the Company’s media and entertainment installations, is stated at the lower of cost (first-in, first-out) basis or market.  The Company maintains only the inventory necessary for contemplated installations and its inventory is recorded net of any reserve for excess and obsolescence.  Work in progress represents the cost of equipment and third party installation related to installations which were not completed prior to year-end.

Inventory balances as of March 31, 2012 and December 31 2011 are as follows:

	2012	2011
Raw Materials	$737,221	$581,991
Work-in-process	$230,234	$662,081
Total	$967,455	$1,244,072

Concentrations

Credit Risk:    The Company’s operating cash balances are maintained in financial institutions and periodically exceed federally insured limits. The Company believes that the financial strength of these institutions mitigates the underlying risk of loss.  To date, these concentrations of credit risk have not had a significant impact on the Company’s financial position or results of operations.

Accounts Receivable:  At March 31, 2012, one customer represented 20% one customer represented 18%, and one customer represented 7% of the accounts receivable balance compared to one customer representing 42% and one customer representing 13% of the accounts receivable balance at March 31, 2011.

Revenue:  During the three months ended March 31, 2012 four customers each contributed 11% of Roomlinx’s US hospitality revenue compared to one customer contributing 12%, one customer contributing 11% and one customer contributing 5% Roomlinx’s US hospitality revenue during the same period in 2011.  Additionally, one customer contributed 53% to Roomlinx’s Canadian hospitality revenue in 2012 versus 52% in 2011.

Fair Value Measurement:    The Company discloses fair value information about financial instruments based on a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of March 31, 2012.

The respective carrying value of certain financial instruments approximate their fair values.  These financial instruments include cash and cash equivalents, accounts receivable, leases receivable, accounts payable, accrued liabilities, capital lease obligations, notes payable and the line of credit.  The carrying value of cash and cash equivalents, accounts receivable, leases receivable, accounts payable and accrued liabilities approximate fair value due to their short term nature. The carrying amount of capital lease obligations and notes payable approximates their fair values as the pricing and terms of these liabilities approximate market rates. The fair value of the line of credit is not practicable to estimate because of the related party nature of the underlying transactions.  The Company has no financial instruments with the exception of cash and cash equivalents (level 1) valued on a recurring basis.

Segments:  We operate and prepare our financial reports based on two segments; Hospitality and Residential.  We have determined these segments based on the location, design, and end users of our products.

Hospitality:  Our Hospitality segment includes hotels, resorts, and timeshare properties in the United States, Canada, and Other Foreign.  As of March 31, 2012 and 2011, Other Foreign included Mexico and Aruba.  The products offered under our hospitality segment include the installation of, and the support and service of, high-speed internet access networks, proprietary Interactive TV platform, free to guest programming, and on-demand movie programming, as well as advertising and e-commerce products.

Residential:  Our residential segment includes multi-dwelling unit customers and business customers (non-hospitality) in the United States.  The products offered include the installation of, and the support and service of, telephone, internet, and television services.

Foreign Currency Translation:    The US Dollar is the functional currency of the Company. Assets and liabilities denominated in foreign currencies are re-measured into US Dollars and the resulting gains and losses are included in the consolidated statement of operations as a component of other income (expense).

Earnings Per Share:    The Company computes earnings per share by dividing net income (loss) by the weighted average number of shares of common stock and dilutive common stock equivalents outstanding during the period. Dilutive common stock equivalents consist of shares issuable upon the exercise of the Company’s stock options and warrants.  Potentially dilutive securities, purchase stock options and warrants, are excluded from the calculation when their inclusion would be anti-dilutive, such as periods when a net loss is reported or when the exercise price of the instrument exceeds the fair market value. Accordingly, the weighted average shares outstanding have not been adjusted for dilutive shares. Outstanding stock options and warrants are not considered in the calculation as the impact of the potential common shares (totaling approximately 1,914,744 shares as of March 31, 2012 and 534,744 as of March 31, 2011) would be to decrease the net loss per share.

1. Organization and Nature of Business

Description of Business: Roomlinx, Inc. (the “Company”) is incorporated under the laws of the state of Nevada. The Company sells, installs, and services in-room media and entertainment solutions for hotels, resorts, and time share properties; including its proprietary Interactive TV platform, internet, and free to guest and on demand programming. Roomlinx also sells, installs and services telephone, internet, and television services for residential consumers. The Company develops software and integrates hardware to facilitate the distribution of Hollywood, adult, and specialty content, business applications, national and local advertising, and concierge services. The Company also sells, installs and services hardware for wired networking solutions and wireless fidelity networking solutions, also known as Wi-Fi, for high-speed internet access to hotels, resorts, and time share locations. The Company installs and creates services that address the productivity and communications needs of hotel, resort and time share guests, as well as residential consumers. The Company may utilize third party contractors to install such hardware and software.

Basis of Consolidation: The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Cardinal Hospitality, Ltd. and its 50% owned subsidiary Arista Communications, LLC. All intercompany accounts and transactions have been eliminated in consolidation.

Direct Subsidiaries of Roomlinx, Inc.	% of Ownership	Date Acquired
Cardinal Hospitality, Ltd.	100%	10/1/2010
Arista Communications, LLC	50%	10/1/2010

Overview and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Overview and Summary of Significant Accounting Policies
2. Overview and Summary of Significant Accounting Policies

Non-Controlling Interest: The Company has adopted standards that govern the accounting for, and reporting of, non-controlling interests in partially-owned consolidated subsidiaries. Specifically, the guidance requires that: (a) non-controlling (previously referred to as minority) interest be reported as a component of members’ equity; (b) net income attributable to the parent and to the non-controlling interest be separately identified in the consolidated statement of operations; (c) changes in a parent’s ownership interest while the parent retains its controlling interest be accounted for as equity transactions; (d) any retained non-controlling equity investment upon the deconsolidation of the subsidiary be initially measured at fair value; and (e) sufficient disclosures are provided that clearly identify and distinguish between the interest of the parent and the interest of the non-controlling owners.

We allocate earnings and losses of the subsidiary to the non-controlling interest based on its ownership percentage. Loss attributable to the non-controlling interest was $2,206 in 2011 and $106 in 2010. Equity attributable to the non-controlling interest of $63,807 and $66,013 is included as a separate component of equity as of December 31, 2011 and 2010, respectively.

Foreign Operations: The Company operates in the United States of America, Mexico, Aruba, and Canada. As with all types of international business operations, currency fluctuations, exchange controls, restrictions on foreign investment, changes to tax regimes, and political action could impact the Company’s financial condition or results of operations.

Foreign Currency Translation: The US Dollar is the functional currency of the Company. Assets and liabilities denominated in foreign currencies are re-measured into US Dollars and the resulting gains and (losses) are included in the consolidated statement of operations as a component of other income (expense).

Per Share Amounts: The Company computes earnings per share by dividing net income (loss) by the weighted average number of shares of common stock and dilutive common stock equivalents outstanding during the period. Dilutive common stock equivalents consist of shares issuable upon the exercise of the Company’s stock options and warrants. Potentially dilutive securities, purchase stock options and warrants, are excluded from the calculation when their inclusion would be anti-dilutive, such as periods when a net loss is reported or when the exercise price of the instrument exceeds the fair market value.

Stock Option Plans: The Company estimates the fair value of each stock option at the grant date by using the Black-Scholes option-pricing model and provide for expense recognition over the service period, if any, of the stock option.

Use of Estimates: The preparation of the Company’s consolidated financial statements in conformity with generally accepted accounting principles requires the Company’s management to make estimates and assumptions that affect the amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments: The Company discloses fair value information about financial instruments based on a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2011.

The respective carrying value of certain on-balance-sheet financial instruments approximately their fair values. These financial instruments include cash and cash equivalents, accounts receivable, leases receivable, accounts payable and accrued liabilities. Fair values were assumed to approximate carrying values for these financial instruments since they are short term in nature and their carrying amounts approximate fair value, or they are receivable or payable on demand.

Cash and Cash Equivalents: The Company considers cash in banks, deposits in transit, and highly-liquid debt instruments purchased with original maturities of three months or less to be cash and cash equivalents.

The Company maintains cash balances that may exceed federally insured limits. The Company believes that the financial strength of the depositing institution mitigates the underlying risk of loss. These concentrations of credit risk have not had a significant impact on the Company’s financial position or results of operations.

Accounts Receivable: Accounts receivables are uncollateralized customer obligations due under normal trade terms requiring payment within 30 days from the invoice date. Accounts receivable are stated at the amount billed to the customer. Accounts receivable in excess of 30 days old are considered delinquent. Outstanding customer invoices are periodically assessed for collectability.

The carrying amount of accounts receivable is reduced by a valuation allowance that reflects the Company’s best estimate of the amounts that may not be collected. This estimate is based on an assessment of current creditworthiness and payment history. Our review of the outstanding balances as of December 31, 2011 and 2010 indicated that a valuation allowance was required. The balance of the allowance for doubtful accounts was $72,000 and $66,349 at December 31, 2011 and 2010, respectively.

Leases Receivable: In order to promote the Interactive TV platform, Roomlinx has agreed to provide certain customers with direct sales-type lease financing to cover the cost of installation. These transactions result in the recognition of revenue and associated costs in full upon the customer’s acceptance of the installation project and give rise to a lease receivable equal to the gross lease payments and unearned income representing the implicit interest in these lease payments. Unearned income is amortized over the life of the lease to interest income on a monthly basis.

Inventory: Inventory, principally large order quantity items which are required for the Company’s media and entertainment installations, is stated at the lower of cost (first-in, first-out) basis or market. The Company maintains only the inventory necessary for contemplated installations and its inventory is recorded net of any reserve for excess and obsolescence. Work in progress represents the cost of equipment and third party installation related to installations which were not completed prior to year-end.

At December 31, inventory was comprised of the following:

	2011	2010
Raw materials	$581,991	$538,624
Work in process	662,081	353,877
	$1,244,072	$892,501

Property and Equipment: All items of property and equipment are carried at cost not in excess of their estimated net realizable value. Normal maintenance and repairs are charged to operations, while expenditures for major maintenance and betterments are capitalized. Gains or losses on disposition are recognized in operations.

Depreciation: Depreciation of property and equipment is computed using straight-line methods over the estimated economic lives, as follows:

Leasehold improvements	4 years
Office furniture and equipment	5 to 7 years
Computer hardware and software	3 to 5 years
Hospitality and residential property equipment	5 years

Revenue Recognition: Revenue is recognized when all applicable recognition criteria have been met, which generally include (a) persuasive evidence of an existing arrangement; (b) fixed or determinable price; (c) delivery has occurred or service has been rendered; and (d) collectability of the sales price is reasonably assured.

Multiple Deliverable Revenue Recognition

Effective January 1, 2011 the Company adopted ASU Topic 650, Multiple Deliverable Revenue Recognition for all contracts on a prospective basis. Below is a summary of the execution of such application as it relates to installation and service arrangements the Company has with its customers.

The Company enters into contractual arrangements to provide multiple deliverables which may include some or all of the following - systems installations and a variety of services related to high speed internet access, free-to-guest, video on demand and iTV systems as well as residential phone, internet and television. Each of these elements must be identified and individually evaluated for separation. The term “element” is used interchangeably with the term “deliverable” and the Company considers the facts and circumstances as it relates to its performance obligations in the arrangement and includes product and service elements, a license or right to use an asset, and other obligations negotiated for and assumed in the agreement. Analyzing an arrangement to identify all of the elements requires the use of judgment. The elements which have been determined to exist in some or all of the Roomlinx contracts and business arrangements are as follows:

●	Pre-Installation Site Survey fee
●	Equipment Sold to Customer
●	Equipment Sold and Financed to Customer
●	Equipment Leased to Customer
●	Equipment Owned by Roomlinx and Services Provided
●	Installation
●	Systems Post-Installation Maintenance and Support Services
●	Non-Functional Roomlinx Interface-Related Changes per Month
●	Certain Levels of Training
●	FTG Content and Support
●	HSIA Support
●	iTV Content and Support
●	VOD – PPV Services
●	Residential TV, Internet and Phone Equipment and Monthly Service and Support

It should be noted that in the determination of the elements included in Roomlinx agreements, embedded software and inconsequential or perfunctory activities were taken into consideration.

Once the Deliverables have been identified, the Relative Fair Value of each Element was determined under the concept of Relative Selling Price (RSP) for which the Company applied the hierarchy of selling price under ASU Topic 605 as follows:

●
VSOE– Vendor specific objective evidence is still the most preferred criteria with which to establish fair value of a deliverable. VSOE is the price of a deliverable when a company sells it on an open market separately from a bundled transaction.

●
TPE– Third party evidence is the second most preferred criteria with which to establish fair value of a deliverable. The measure for the pricing of this criterion is the price that a competitor or other third party sells a similar deliverable in a similar transaction or situation.

●
RSP – Relative selling price is the price that management would use for a deliverable if the item were sold separately on a regular basis which is consistent with company selling practices. The clear distinction between RSP and VSOE is that under VSOE, management must sell or intend to sell the deliverable separately from the bundle, or has sold the deliverable separately from the bundle already. With RSP, a company may have no plan to sell the deliverable on a stand-alone basis.

The effect of application of this standard may be to defer revenue recognition for installations across the service period of the contract and to re-allocate and/or defer revenue recognition across various service arrangements.

Installation and Service Revenues

High-speed internet access (HSIA) system sales and installation revenue primarily consists of wired and wireless network equipment acquisition and equipment installation cost reimbursement and fees associated with installing the acquired equipment network required in order to utilize the Company’s media products and services. Installation revenues are recognized as revenue when the installation or upgrade is completed and the customer has received the required equipment and accepted such installation. Revenue from installations in progress is deferred until the installation is complete. The customer is billed when the contract is signed. Most contracts require a 50% deposit up front, with the balance due upon completion and acceptance.

HSIA maintenance and usage revenue primarily consists of monitoring and support services (monthly maintenance fees related to the upkeep of the network), is recognized on a monthly basis as services are provided. Invoicing is provided to the customer in advance of the agreed upon billing cycle. The majority of billing cycles is quarterly with the remainder being monthly. Service maintenance and usage revenue also includes revenue from meeting room services, which are billed as the events occur.

Interactive TV (iTV) sales and installation revenue primarily consists of iTV equipment purchases and installation of that equipment. Revenue on the equipment and installations is recognized when the installation is complete and the customer has accepted such installation. Under the terms of a typical contract, a deposit of 50% of the installation charge is due at the time the contract is executed, with the balance due upon completion and acceptance of such installation, unless the Company has agreed to provide the customer with lease financing arrangements subject to the customer having prior to contract execution, demonstrated its credit worthiness to the satisfaction of the Company. Under the terms and conditions of the lease arrangements, these leases have been classified and recorded as Sale-Type Leases and accordingly, revenue is recognized upon completion and customer acceptance of the installation.

iTV monthly support and content revenue, primarily consists of monitoring and support services (monthly maintenance fees related to the upkeep of the network) and the content provided to the iTV systems, is recognized on a monthly basis as services are provided. Customer invoicing is done in arrears on a monthly basis unless the customer has made special arrangements to modify the billing cycle.

Free to Guest (FTG) installation revenue consists of the equipment sale and installation of head-end and in-room equipment. Properties are billed at the point of contract execution and the revenues are recognized when the installation is complete.

FTG monthly support and content mostly consists of programming provided by DirecTV or DISH Networks. Customers are billed monthly for the service and the revenues are recognized in the month the services are provided.

Deferred revenue is comprised of advanced billings for service and usage and customer deposits for installations.

Hospitality video on demand (VOD) equipment sales and installation consists of equipment purchases and the installation of equipment with the corresponding sales revenue being recognized upon the completion and customer acceptance of the upgrade or installation resulting in a receivable for such amount. In some cases, customers agree to pay for a new installation or upgrade by applying 50% of the monthly VOD guest room revenue against the receivable. Accordingly, upon the receipt of payment against the customer’s monthly invoice, 50% of such payment is allocated to recurring VOD revenue and 50% is allocated to the receivable until such time as the receivable has been paid in full. Thereafter, 100% of the monthly invoice is recorded as recurring VOD revenue.

Hospitality VOD monthly service and support consists of support fees, license fees, minimum guarantees, and movies sales. Monthly sales are invoiced in arrears monthly unless the customer has made special arrangements to modify the billing cycle.

Residential equipment sales and installation consists of equipment purchases and the installation of that equipment. Customers are billed and revenue is recognized at the time of sale. Equipment sales are billed to the customer on their monthly invoice, and recognized as revenue at the same time. Installation charges and maintenance service fees are recognized at the time of installation/service, or added to the monthly invoice of existing customers and recognized at that time.

Residential monthly service and support consists of voice, internet, and television services, DirecTV residuals and installation commissions, DISH Network commissions, and management fees. Monthly service (voice, internet, and television) are billed in advance to the customer on the 1st of each month. If the customer cancels during the month, no refund is given. Revenue is recognized on the 1st of each month.

DirecTV Residuals and PPC’s (“prepaid commissions”) are recognized on the last day of each month. DirecTV pays us residuals equal to 17% of monthly customer service charges and $150 for each new customer sign up. These amounts are computed and recorded monthly while payment from DirecTV is received 60 to 90 days after the corresponding month for residuals, and 30 to 45 days after the corresponding week for PPC’s.

DISH Network commissions are recognized when payment is received from DISH Network. DISH pays the commission once a month, 15 days after the end of the corresponding month.

Advertising Costs: Advertising costs are expensed as incurred. During 2011 and 2010, advertising costs were $54,532 and $78,630, respectively.

Income Taxes: The Company accounts for income taxes under the liability method in accordance with ASC 740, “Income Taxes”. Deferred tax assets and liabilities are determined based on temporary differences between financial reporting and tax bases of assets and liabilities that will result in taxable or deductible amounts in future years. Under this method, deferred tax assets and liabilities are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when the ultimate realization of a deferred tax asset is considered to be unlikely.

The Company uses a two-step process to evaluate a tax position. The first step is to determine whether it is more-likely-than-not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met. The Company reports tax-related interest and penalties as a component of income tax expense.

Based on all known facts and circumstances and current tax law, the Company believes that the total amount of unrecognized tax benefits as of December 31, 2011, is not material to its results of operations, financial condition, or cash flows. The Company also believes that the total amount of unrecognized tax benefits as of December 31, 2011, if recognized, would not have a material effect on its effective tax rate. The Company further believes that there are no tax positions for which it is reasonably possible, based on current tax law and policy that the unrecognized tax benefits will significantly increase or decrease over the next 12 months producing, individually or in the aggregate, a material effect on the Company’s results of operations, financial condition or cash flows.

The amount of income taxes the Company pays is subject to ongoing examinations by federal and state tax authorities. To date, there have been no reviews performed by federal or state tax authorities on any of the Company’s previously filed returns. The Company’s 2005 and later tax returns are still subject to examination.

Concentrations

Credit Risk: The Company’s operating cash balances are maintained in financial institutions and periodically exceed federally insured limits. The Company believes that the financial strength of these institutions mitigates the underlying risk of loss. To date, these concentrations of credit risk have not had a significant impact on the Company’s financial position or results of operations.

Accounts Receivable: At December 31, 2011, one customer represented 35% of the accounts receivable balance compared to one customer representing 63% of the accounts receivable balance at December 31, 2010.

Revenue:During 2011 five customers contributed 69% of Roomlinx’s US hospitality revenue compared to one customer contributing 42% of Roomlinx’s US hospitality revenue in 2010. Additionally, one customer contributed 45% to Roomlinx’s Canadian hospitality revenue in 2011 vs. 66% in 2010.

Recently Adopted Accounting Standards: The Company evaluates the pronouncements of various authoritative accounting organizations, primarily the Financial Accounting Standards Board (“FASB”), the SEC, and the Emerging Issues Task Force (“EITF”), to determine the impact of new pronouncements on US GAAP and the impact on the Company.

ASU No. 2009-13 was issued in September 2009, and provides application guidance on whether multiple deliverables exist, how the deliverables should be separated and how the consideration should be allocated to one or more units of accounting. This update establishes a selling price hierarchy for determining the selling price of a deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence, if available, third-party evidence if vendor-specific objective evidence is not available, or estimated selling price if neither vendor-specific or third-party evidence is available. This ASU was adopted as of January 1, 2011 and did not have a material impact on the Company’s results of operations or cash flows; however, depending on the sale and delivery of future systems and services, this ASU could have an effect on the timing of revenue recognition and on the consolidated results of operations or cash flows in future periods.

ASU No. 2010-13 was issued in April 2010, and will clarify the classification of an employee share based payment award with an exercise price denominated in the currency of a market in which the underlying security trades. This ASU will be effective for the first fiscal quarter beginning after December 15, 2010, with early adoption permitted. The adoption of this ASU did not have a material impact on our consolidated results of operations or cash flows.

ASU 2010-20 was issued in July 2010, and provides financial statement users with greater transparency about an entity’s allowance for credit losses and the credit quality of its financing receivables. This ASU will be effective for the first fiscal quarter beginning after December 15, 2010. The adoption of this ASU did not have a material impact on our consolidated results of operations or cash flows.

In December 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2010-28, Intangibles-Goodwill and Other (Topic 350) – When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts , (“ASU 2010-28”). ASU 2010-28 modifies the two-step goodwill impairment testing process for entities that have a reporting unit with a zero or negative carrying amount. For those reporting units, an entity is required to perform step 2 of the goodwill impairment test if it is more likely than not that goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment exists. This new standard was effective for the Company beginning June 1, 2011. The adoption of this ASU did not have a material impact on our consolidated results of operations or cash flows.

The FASB has issued ASU 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations. This amendment affects any public entity as defined by Topic 805, Business Combinations that enters into business combinations that are material on an individual or aggregate basis. The comparative financial statements should present and disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The adoption of this ASU did not have a material impact on our consolidated results of operations or cash flows.

In June 2011, ASU 2011-05, Comprehensive Income (Topic 220) was issued to provide guidance on the presentation of total comprehensive income, the components of net income, and the components of other comprehensive income. The amendments in this update are to be applied retrospectively and are effective for financial statements issued for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of ASU 2011-05 is expected to impact the presentation of the Company’s other comprehensive income.

Recently Issued Accounting Standards: The following accounting standards updates were recently issued and have not yet been adopted by the Company. These standards are currently under review to determine their impact on the Company’s consolidated financial position, results of operations, or cash flows.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (Topic 210) was issued to provide new disclosure requirements that are intended to enhance current disclosures on offsetting financial assets and liabilities. The new disclosures require an entity to disclose both gross and net information about financial instruments eligible for offset on the balance sheet and instruments and transactions subject to an agreement similar to a master netting arrangement. The provisions of the new disclosure requirements are effective as of the beginning of our 2014 fiscal year. The adoption of ASU 2011-11 is not expected to impact the presentation of the Company’s financial statements.

In December 2011, the FASB issued ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” which is now codified under ASU Topic 220, “Comprehensive Income.” The amendments in this ASU will allow the FASB time to re-deliberate the presentation of reclassification adjustments contained in ASU No. 2011-05, “Presentation of Comprehensive Income,” issued in June 2011. While the FASB is reconsidering the requirement to measure and present reclassification adjustments from accumulated other comprehensive income to net income by income statement line item in net income and also in other comprehensive income, the new guidance will supersede and defer only those related paragraphs in ASU No. 2011-05. Entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements which were in effect before ASU No. 2011-05. All other requirements of ASU No. 2011-05 are not affected by this ASU, including the requirement to report comprehensive income either in a single, continuous statement of comprehensive income or two separate, but consecutive statements. This guidance is effective at the same time as the amendments contained in ASU No. 2011-05, so entities will not be required to comply with the requirements it is deferring. For public companies, this is for fiscal years, and interim periods within those years, beginning after December 15, 2011. We are evaluating the disclosure options, and do not expect the adoption of this ASU to have an impact on our consolidated financial position, results of operations or cash flows.

There were various other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

Reclassification: Certain amounts in the prior period financial statements have been reclassified to conform to the current year presentation.

Acquisition of Canadian Communications, LLC	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Acquisition of Canadian Communications, LLC.
3. Acquisition of Canadian Communications, LLC.

On October 1, 2010, the Company acquired 100% of the membership interests of Canadian Communications, LLC, a Colorado limited liability company for aggregate consideration of $500,000 in cash and the issuance of 270,000 shares of Roomlinx’s common stock, par value $0.001 per share, of which 79,000 were held back as security for the sellers’ indemnification obligations. The stock was valued at $2.70 per share, or $1,215,000. Roomlinx, Canadian, Peyton Communications, LLC, Garneau Alliance LLC, Peyton Holdings Corporation and Ed Garneau entered into a Unit Purchase Agreement dated as of October 1, 2010 providing for the above described transaction. In November 2011, the Holdback Shares were released in conjunction with a separation agreement between Ed Garneau and Roomlinx dated September 9, 2011.

The Purchase Agreement contained customary representations, warranties and covenants. Except for certain limited matters (including tax matters), the indemnification obligation of the former members of Canadian Communications, LLC for breaches of their representations and warranties will be subject to a $10,000 aggregate deductible and an aggregate cap of the Holdback Shares. Representations and warranties will generally survive for two years after closing, subject to a longer survival period for certain limited matters (including tax matters). In November 2011, the Holdback Shares were released in conjunction with a separation agreement between Ed Garneau and Roomlinx dated September 9, 2011.

The acquisition of Canadian Communications, LLC involved the acquisition of five entities. Canadian Communications, LLC owned Cardinal Connect, LLC and Cardinal Broadband, LLC directly and they owned Cardinal Hospitality, Ltd indirectly through Cardinal Connect, LLC. A 50% joint venture interest in Arista Communications, LLC was also owned indirectly through Cardinal Broadband, LLC.

Following the acquisition, the separate entities of Canadian Communication, LLC, Cardinal Connect, LLC, and Cardinal Broadband, LLC were consolidated into Roomlinx. Canadian Communications, LLC and Cardinal Connect, LLC now operate as Roomlinx, Inc. and Cardinal Broadband, LLC operates as a division of Roomlinx. The Company maintains the separate entity of Cardinal Hospitality, Ltd as a subsidiary of Roomlinx, Inc. and Arista Communications, LLC, remains a 50% joint venture interest.

The following table summarizes the fair values of the assets acquired and the liabilities assumed, as of October 1, 2010.

Current assets, excluding cash acquired	$726,466
Fixed assets	2,277,651
Total assets acquired	3,004,117
Current liabilities	632,655
Long-term liabilities	71,777
66,119
Total liabilities assumed	770,551
Net assets acquired	$2,233,566

Purchase price:
Cash paid, net	$461,639
Fair market value of stock and options issued	1,215,000
Total	1,676,639
Gain on acquisition	$556,927

Lease Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Lease Receivables
2.   Leases Receivable

As of March 31, 2012, the Company had $3,433,122 in leases receivables, compared to $3,692,424 at December 31, 2011.  During the three months ended March 31, 2012 and 2011 the Company received payments of $248,151 and $156,678 respectively.  The Company did not enter into any new leases in the three months ended March 31, 2012 and entered into two leases during the three months ended March 31, 2011 for an aggregate of $338,780.  These leases have terms of 60 months and interest rates of 9.5%.

Future minimum receipts on lease receivables are as follows:

Total
Less than 1 Year	$988,356
1 to 3 Years	2,272,463
3 to 5 Years	172,303
$3,433,122

4. Lease Receivables

As of December 31, 2011, the Company had $3,692,424 in lease receivables, compared to $2,369,049 at December 31, 2010. During the year ended December 31, 2011 the Company added $2,046,356 in lease receivables and received payments of $722,982, compared to $1,763,799 added and $186,586 in payments received during the same period in 2010.

Future minimum receipts on lease receivables are as follows:
Total
Less than 1 Year	$994,728
1 to 3 Years	2,437,601
3 to 5 Years	260,095

$3,692,424

During the year ended December 31, 2011, the Company entered into lease receivables for an aggregate amount of $2,046,356. The terms range from 24 to 60 months, the interest rates range between 9% and 12% increasing monthly lease payments by $35,009 to $82,894.

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property and Equipment
5. Property and Equipment

At December 31, 2011 and 2010, property and equipment consisted of the following:

	2011	2010
Leasehold improvements	$14,738	$14,738
Hospitality property equipment	3,011,871	2,918,759
Residential property equipment	351,727	299,434
Computers and office equipment	469,607	453,782
Software	61,969	61,969
Sub-totals	3,909,912	3,748,682
Accumulated depreciation	(1,764,081)	(1,083,117)
Totals	$2,145,831	$2,665,565

Depreciation expense for the years ended December 31, 2011 and 2010 was $695,817 and $250,670, respectively.

Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes Payable [Abstract]
Notes Payable
3.    Notes Payable

The Company has two notes payable with an aggregate principal balance of $44,298 ($38,223 and $6,075, respectively) at March 31, 2012 and $59,285 ($51,790 and $7,495, respectively) at December 31, 2011.  These notes bear interest at 12% and 11%, respectively, and expire November 1, 2012 and March 1, 2013, respectively.  Monthly principal and interest payments total $5,533.

6. Notes Payable

As part of the acquisition of Canadian Communications on October 1, 2010, the Company assumed a note payable to Compass Bank with a balance of $19,650. The note bore interest at the prime rate plus 2%, required monthly payments of approximately $3,000, and with maturity at June 5, 2012. The balance of this note at December 31, 2010 was $10,876. This note was repaid in its entirety in 2011.

As part of the acquisition of Canadian Communications on October 1, 2010, the Company assumed a note payable to CDF Funding, LLC with a balance of $110,019. The note bears interest at 12%, requires monthly payments of $4,996, and is due November 1, 2012. The balance at December 31, 2011 and 2010 was $51,790 and $102,195, respectively.

As part of the acquisition of Canadian Communications on October 1, 2010, the Company assumed a note payable to Falcon Networks with a balance of $13,624. The note bears interest at 11%, requires monthly payments of $537, and is due March 1, 2013. At December 31, 2011 and 2010 the balance was $7,496 and $12,796 respectively.

Future minimum payments against notes payable for the years ended December 31, 2012 and 2013 are $57,703 and $1,582, respectively.

Line of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Line Of Credit [Abstract]
Line of Credit
4.     Line of Credit

The Company maintains a Revolving Credit, Security and Warrant Purchase Agreement (the “Credit Agreement”) with Cenfin LLC (the owner of Cenfin LLC beneficially owns approximately 38.7% of the Company’s common stock, inclusive of warrants, as of March 31, 2012), a Delaware limited liability company (“Cenfin”) that was originally entered into on June 5, 2009.  The Credit Agreement, which has been amended from time to time and matures on June 5, 2017, provides the Company with a maximum borrowing capacity of $25,000,000 and asserts certain financial and non-financial covenants.  Under and subject to the terms of the Credit Agreement, interest accrues at the Federal Funds Rate plus 5%, is payable quarterly, and is collateralized by substantially all of the assets of the Company.  Additionally and pursuant to each advance, the Company will issue Cenfin a Revolving Credit Note and warrants to purchase shares of Roomlinx common stock equal to 50% of the principal amount funded divided by (i) $2.00 on the first $5,000,000 of borrowings on or after July 15, 2010 ($4,712,000 as of March 31, 2012) or (ii) thereafter the fair market value of the Company’s common stock on the date of such draw for advances in excess of $5,000,000.  The exercise price of the warrants is $2.00 for the warrants issued on the first $5,000,000 of borrowings made after July 15, 2010 and, thereafter, the average of the high and low market price for the Company’s common stock on the date of issuance. The exercise period of these warrants expire three years from the date of issuance.

As of March 31, 2012 and December 31, 2011, the Company has drawn $5,176,000 and $4,176,000, respectively, against the line of credit (draws of $1,000,000 and $260,000 for the three month periods ended March 31, 2012 and 2011, respectively). No repayments have been made on the line of credit borrowings. These advances will be repaid at various dates between 2014 and 2017.  The balance on the line of credit is reduced by a discount in the amount of $1,425,343 and $1,150,777 as of March 31, 2012 and December 31, 2011, respectively (see Note 6).  The Company was in compliance with all covenants as of March 31, 2012, at which time $19,824,000 was available under the Line of Credit.  Interest expense of $60,604 and $26,901 was recorded for the three month periods ended March 31, 2012 and 2011, respectively.

The fair value of the warrants granted during the three months ended March 31, 2012 was $350,167. The fair value of the warrant grants were estimated on the date of grant utilizing the Black-Scholes option pricing model adjusted for a blockage discount.  The Company recorded a debt discount of $350,167 in connection with these warrant grants.

Future minimum payments against the line of credit are as follows:

Years ended	Minimum
March 31,	Payments
2014	$464,000
2015	1,232,000
2016	2,480,000
2017	1,000,000
$5,176,000

7. Line of Credit

On June 5, 2009, the Company, entered into a Revolving Credit, Security and Warrant Purchase Agreement (the “Credit Agreement”) with Cenfin LLC, a Delaware limited liability company (“Cenfin”), pursuant to which Cenfin agreed to make revolving loans to Roomlinx from time to time in a maximum outstanding amount of $5,000,000 and pursuant to which, upon the making of each such Revolving Loan, Roomlinx will issue to Cenfin a Revolving Credit Note evidencing such Revolving Loan and a Warrant to purchase a number of shares of Roomlinx Common Stock equal to 50% of the principal amount funded in respect of such Revolving Loan divided by $2.00 per share. Each Revolving Credit Note will bear interest at a rate of 9% per annum and mature on the fifth anniversary of its issuance. Each Warrant will be exercisable for a three year period from its issuance at an initial exercise price of $2.00 per share.

On March 10, 2010 the Credit Agreement was amended to increase the aggregate revolving credit commitment to $25,000,000 and expand the permitted use of proceeds to include certain capital expenditures. The rest of the terms remained in accordance with the original agreement.

On July 30, 2010, with effect as of July 15, 2010, the Company and Cenfin LLC entered into a Second Amendment to the Revolving Credit, Security and Warrant Purchase Agreement (the “Amendment”). The Amendment changed (1) the interest rate under the Credit Agreement to the Federal Funds Rate plus 5% and (2) the strike price of warrants issued in connection with any draws of the line of credit after the first $5,000,000 of borrowings after July 15, 2010 from $2.00 per share to the fair market value of the Company’s common stock on the date of such draw. The interest rate payable on amounts drawn under this Agreement will be set on July 15 of each year, but will be adjusted in the event the Federal Funds Rate increases by more than 1% in any six month period, but such an adjustment may only occur once per year.

On December 19, 2011 the Company and Cenfin LLC entered into a Third Amendment to the Revolving Credit, Security and Warrant Purchase Agreement (the “Amendment”). The Amendment extended the Revolving Credit Period under the Original Agreement, dated July 28, 2010, from June 5, 2014 to June 5, 2017.

As of December 31, 2011, the Company had drawn $4,176,000 against the line of credit vs. $1,696,000 as of December 31, 2010, the difference reflecting total borrowings of $2,480,000 with no re-payments in 2011. At December 31, 2011 and 2010, the balance on the line of credit is reduced by a discount in the amount of $1,150,777 and $500,062 respectively (see Note 10). The line of credit is collateralized by substantially all of the assets of the Company and is subject to certain financial and non-financial covenants; the Company was in compliance with all covenants as of December 31, 2011.

Future minimum payments against the line of credit for the years ended December 31 are $464,000 in 2014, $1,232,000 in 2015 and $2,480,000 in 2016.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
5.     Commitments and Contingencies

Operating Leases:    The Company leases its current office space under operating lease agreements having expiration dates through 2014.  Under the terms of these agreements, the Company exercised its option to give a six month notice on November 30, 2011 of its intent to vacate the premises and terminate its leases as of May 31, 2012.  On April 10, 2012 the Company executed a lease agreement for new office space with an effective date of May 1, 2012.  Terms of the lease establish a base rent per square foot plus operating expenses throughout the term of the lease which expires September 30, 2015.  The Company’s future minimum lease payments are as follows: $82,592 for the year ended March 31, 2013; $132,849 for the year ended March 31, 2014; $149,898 for the year ended March 31, 2015; and $76,042 for the year ended March 31, 2016.

Capital Lease Obligations:  The Company has capital lease arrangements related to the acquisition of software.  These arrangements are collateralized by the software and expire at varying dates through March 2015 with future minimum lease payments as follows:  $16,539 for the year ended March 31, 2013; $13,740 for the year ended March 31, 2014; and $13,740 for the year ended March 31, 2015.

8. Commitments and Contingencies

Operating Leases: The Company leases it office facility under operating lease agreements having expiration dates through 2014. Under the terms of these agreements, the Company exercised its option to give a six month notice on November 30, 2010 of its intent to vacate the premises and terminate its leases as of May 31, 2012. Future minimum lease payments for the year ending December 31, 2012 is $24,260.

As of December 31, 2011 the Company is currently pursuing new office space.

Capital Lease Obligations: In June 2009, Roomlinx entered into a capital lease agreement with Key Equipment Finance for software. The lease expires in 2012 when there is a $1 buyout option. Remaining lease payments at December 31, 2011 is $5,593 of which $5,479 and $114 is principal and interest, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
9. Income Taxes

At December 31, 2011, the Company has tax loss carry forwards approximating $6,125,000 that expire at various dates through 2031. The principal difference between the net loss for book purposes and the net loss for income tax purposes relates to expenses that are not deductible for tax purposes, including reorganization costs, impairment of goodwill, stock issued for services and amortization of debt discount.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011, are presented below:

2011
Deferred tax asset	$3,075,000
Less valuation allowance	(3,075,000)
Net deferred tax asset	$-

At this time, the Company is unable to determine if it will be able to benefit from its deferred tax asset. There are limitations on the utilization of net operating loss carry forwards, including a requirement that losses be offset against future taxable income, if any. In addition, IRC Section 382 may impose limitations in available NOL carryforwards related to certain transactions which are deemed to be ownership changes. Accordingly, a valuation allowance has been established for the entire deferred tax asset. The increase in the valuation allowance was approximately $1,085,000 during 2011.

A reconciliation of the tax provision for 2011 and 2010 at statutory rates is comprised of the following components:

	2011	2010
Tax at statutory rate of 34%	$(592,000)	$(431,400)
Increase/(decrease) due to:
Effect of permanent differences	(61,500)	177,800
Non-deductible stock-based compensation	222,500	95,800
Other, net	25,000	-
Valuation allowance	406,000	157,800
Tax provision	$-	$-

The amount of income taxes the Company pays is subject to ongoing examinations by federal and state tax authorities. To date, there have been no reviews performed by federal or state tax authorities on any of the Company’s previously filed returns. The Company’s 2005 and later tax returns are still subject to examination.

Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity
6.     Equity

Preferred Stock:    The Company has authorized 5,000,000 preferred shares with a $0.20 par value, of which 720,000 shares have been designated as Class A Preferred Stock.  The Class A Preferred stock has a liquidation preference of $0.20 per share and is entitled to receive cumulative annual dividends at the rate of 9%, payable in either cash or additional shares of Class A Preferred Stock, at the option of the Company.  As of March 31, 2012 and 2011, there were 720,000 shares of Class A Preferred Stock issued and outstanding.  Class A dividends accumulated and unpaid as of March 31, 2012, were $175,440; these dividends have not been declared by the board of directors and therefore are not included in accrued expenses.

Common Stock:    The Company has authorized 200,000,000 shares of $0.001 par value common stock.  As of March 31, 2012 and December 31, 2011, there were 5,118,877 shares of common stock issued and outstanding.

Warrants:

During the three months ended March 31, 2012, 250,000 warrants were granted pursuant to the clauses the Credit Agreement.  The warrants were issued at an exercise price of $2.00, vested immediately, and expire 3 years from the date of grant.  During 2011, 65,000 warrants were granted pursuant to the Credit Agreement.  The warrants were issued at an exercise price of $2.00, vested immediately, and expire at 3 years from the grant dates.

During 2011, an aggregate of 62,500 warrants previously issued under the Credit Agreement were exercised.  The warrants were exercised at a strike price of $2.00 resulting in cash receipts of $125,000.

As of March 31, 2012, the Company had outstanding 976,550 warrants issued in connection with the line of credit (see Note 4).

The following are assumptions utilized in estimation of the fair value of the warrants granted during the three month periods ended March 31, 2012 and 2011:

	2012	2011
Term	3 years	3 years
Expected volatility	136% - 148%	125%
Risk free interest rate	0.35% - 0.57%	1.18%
Dividend yield	0%	0%

The following is a summary of such outstanding warrants for the three month period ended March 31, 2012:

	Shares Underlying Warrants	Weighted Average Exercise Price	Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	726.550	$2.21
Granted	250,000	2.00
Outstanding and exercisable at March 31, 2012	976,550	$2.17	2.34	$964,000

Options:    In 2004, the Company adopted a long term incentive stock option plan (the “Stock Option Plan”) which covers key employees, officers, directors and other individuals providing bona fide services to the Company. The Stock Option Plan provides for the issuance of up to 1,200,000 shares of common stock upon exercise of options which may be granted pursuant to the Stock Option Plan. As of March 31, 2012, options to purchase 939,194 shares were outstanding. The options vest as determined by the Board of Directors and are exercisable for a period of no more than 10 years.

During the three month period ended March 31, 2012, the board of directors approved the grant of an aggregate of 340,000 Incentive Stock Options and an aggregate of 195,000 Non-Qualified options.  Such options were issued at an exercise price of $4.00, vest at various times over three years, and expire 7 years from the grant date.  No grants were made for the three month period ended March 31, 2011.

The following are the assumptions utilized in the estimation of stock-based compensation related to the stock option grants for the three month period ended March 31, 2012:

Expected term	7 years
Expected volatility	225%
Risk free interest rate	1.69%
Dividend yield	0%

A summary of stock option activity under the Stock Option Plan is presented below:

Options	Number of Shares	Weighted Average Exercise Price	Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	404,194	$2.78
Granted	535,000	4.00
Exercised	-	-
Forfeited	(1,000)	3.10
Outstanding at March 31, 2012	938,194	$3.48	5.26	$227,650
Exercisable at March 31, 2012	342,064	$2.63	3.77	$227,450

The Company recorded stock-based compensation expense of $53,317 and $150,971 for the three month periods ended March 31, 2012 and 2011, respectively. The amounts are recorded in selling, general and administrative expense in the statement of operations. The fair value of stock options that vested and became exercisable during the three months ended March 31, 2012 and 2011 was $1,401 and $22,090 respectively. At March 31, 2012, there was approximately $2,263,568 in unrecognized compensation cost related to stock options that will be recorded over a weighted average future period of approximately 3 years.

A summary of the activity of non-vested options under the Company’s plan for the three months ended March 31, 2012 is presented below:

	Non-vested Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2012	63,297	$3.68	$2.98
Granted	535,000	4.00	3.99
Vested	(1,500)	1.00	0.93
Forfeited	(667)	3.10	2.85
Non-vested at March 31, 2012	596,130	$3.93	$3.89

10. Stockholders’ Equity

All common shares and share prices reflected in the financial statements and in the discussions below reflect the effect of the 1-for-100 reverse stock split approved on May 28, 2010 and affected on July 29, 2010.

Preferred Stock: The Company has authorized 5,000,000 preferred shares with a $0.20 par value, of which 720,000 shares have been designated as Class A Preferred Stock. The Class A Preferred stock is entitled to receive cumulative annual dividends at the rate of 9%, payable in either cash or additional shares of Class A Preferred Stock, at the option of the Company. As of December 31, 2011 and December 31, 2010, there were 720,000 shares of Class A Preferred Stock issued and outstanding. Class A dividends accrued and unpaid as of December 31, 2011, were $172,200; these dividends have not been declared by the board of directors so they are not included in accrued expenses.

Common Stock: On May 28, 2010, shareholders approved a reverse stock split of the outstanding shares of common stock, pursuant to which each 100 shares of the Company’s pre-split common stock issued and outstanding was exchanged for one share of the Company’s post-split common stock. After giving effect to the reverse stock split, there were 4,243,982 shares of common stock issued and outstanding. All share and per share amounts presented in this report have been retroactively adjusted to reflect the reverse stock split.

As of December 31, 2011 the Company has authorized 200,000,000 shares of $0.001 par value common stock. As of December 31, 2011, there were 5,118,877 shares of common stock issued and outstanding.

On April 27, 2010, 116,000 warrants were exercised at $2.00 per share, for an aggregate of $232,000, in accordance with the Credit Agreement entered into on June 5, 2009.

On April 29, 2010, Roomlinx entered into a securities purchase agreement with investors for an aggregate of 250,000 shares of common stock. The shares were purchased at $4.00 per share for an aggregate of $1,000,000.

On May 13, 2010, 5,000 warrants were exercised at $2.00 per share. The exercise was cashless and resulted in 3,040 shares being issued.

On May 13, 2010, 5,000 warrants were exercised at $2.00 per share. The exercise was cashless and resulted in 3,040 shares being issued.

On July 6, 2010, 19,625 warrants were exercised at $2.00 per share. The exercise was cashless and resulted in 11,775 shares being issued.

On August 17, 2010, the Company entered into a securities purchase agreement with investors for an aggregate of 187,500 shares of common stock. The shares were purchased at $4.00 per share for an aggregate of $750,000.

On August 30, 2010, 170,500 warrants were exercised at $2.00 per share, for an aggregate of $341,000, in accordance with the Credit Agreement entered into on June 5, 2009.

On October 1, 2010, Roomlinx, Inc. acquired 100% of the membership interests of Canadian Communications, LLC for aggregate consideration of $500,000 in cash and the issuance of 270,000 shares of Roomlinx’s common stock, valued at $2.70 per share or $1,215,000, of which 79,000 are being held back as security for the sellers’ indemnification obligations. Roomlinx, Canadian Communications, LLC, Peyton Communications, LLC, Garneau Alliance LLC, Peyton Holdings Corporation and Ed Garneau entered into a Unit Purchase Agreement providing for the above described transaction. In November 2011, the Holdback Shares were released in conjunction with a separation agreement between Ed Garneau and Roomlinx dated September 9, 2011.

On October 1, 2010, 75,000 warrants were exercised at $2.00 per share, for an aggregate of $150,000, in accordance with the Credit Agreement entered into on June 5, 2009.

On March 3, 2011, 62,500 warrants were exercised at $2.00 per share, for an aggregate of $125,000, in accordance with the Credit Agreement entered into on June 5, 2009.

On April 7, 2011, 30,000 shares were granted to Roomlinx’s non-employee Directors for services rendered for an aggregate value of $60,000 based on the closing price per share on the date of grant.

On April 18, 2011, 62,010 shares were granted to Roomlinx employees as compensation for an aggregate value of $111,614 based on the closing price per share on the date of grant.

On September 1, 2011, 5,454 shares were granted to Roomlinx’s non-employee Directors for services rendered for an aggregate value of $15,000 based on the average price per share on the date of grant.

Warrants:

During 2010, an aggregate of 391,125 warrants were exercised pursuant to the clauses in securities purchase agreements. The warrants were exercised at strike prices up to $2.00 resulting in cash receipts of $723,000 and the distribution of an aggregate of 387,400 shares of common stock.

During 2010, an aggregate of 340,800 warrants were granted pursuant to the clauses in securities purchase agreements. The warrants were issued at various exercise prices between $2.00 and $4.50, vested immediately, and expires at various times between 3 and 5 years from the grant dates.

The Company had the following weighted average assumptions for the warrants granted during 2010:

Grant Date	Number of Warrants	Expected Life in Years	Expected Volatility	Risk Free Interest Rate	Weighted Average Fair Value per Warrant	Weighted Average Fair Value	Recorded Debt Discount
08/02/10	170,500	3	118%	0.85%	$3.17	$540,616	$301,567
09/30/10	75,000	3	129%	0.64%	$3.29	281,265	145,165
11/18/10	32,800	5	137%	1.51%	$3.25	106,672	-
12/20/10	62,500	3	129%	1.01%	$2.14	133,841	87,172
	340,800					$1,062,394	$533,904

On March 3, 2011, 62,500 warrants were exercised at $2.00 per share, for an aggregate of $125,000, in accordance with the Credit Agreement entered into on June 5, 2009.

During 2011, an aggregate of 620,000 warrants were granted pursuant to the clauses in securities purchase agreements. The warrants were issued at exercise prices of $2.00, vested immediately, and expire 3 years from the grant dates.

The Company had the following weighted average assumptions for the warrants granted during 2011:

Grant Date	Number of Warrants	Expected Life in Years	Expected Volatility	Risk Free Interest Rate	Weighted Average Fair Value per Warrant	Weighted Average Fair Value	Recorded Debt Discount
03/03/11	65,000	3	125%	1.18%	$2.11	$137,291	$89,848
04/22/11	50,000	3	124%	1.13%	$1.71	85,254	59,774
06/13/11	62,500	3	123%	0.72%	$1.26	78,694	59,854
07/28/11	30,000	3	122%	0.68%	$1.75	52,464	36,504
08/09/11	150,000	3	122%	0.33%	$1.86	278,863	190,380
09/13/11	112,500	3	123%	0.35%	$2.08	234,242	154,052
10/31/11	150,000	3	123%	0.41%	$2.59	388,056	235,648
	620,000					$1,255,846	$826,060

On December 31, 2011, the Company had the following outstanding warrants:

Grant Date	Exercise Price	Number of Shares	Remaining Contractual Life (in years)	Exercise Price Times Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
10/31/11	$2.00	150,000	2.84	$300,000		$135,000
09/13/11	$2.00	112,500	2.70	225,000		101,250
08/09/11	$2.00	150,000	2.61	300,000		135,000
07/28/11	$2.00	30,000	2.58	60,000		27,000
06/13/11	$2.00	62,500	2.45	125,000		56,250
04/22/11	$2.00	50,000	2.31	100,000		45,000
03/02/11	$2.00	65,000	2.17	130,000		58,500
11/17/10	$4.50	21,000	3.88	94,500		-
11/17/10	$4.50	11,800	3.88	53,100		-
11/24/09	$2.30	3,750	0.90	8,625		2,250
06/11/07	$3.00	70,000	0.45	210,000		-
		726,550		$1,606,225	$2.21	$560,250

Warrants	Number of Shares	Weighted Average Exercise Price	Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	608,050	$4.29
Issued	620,000	2.00
Exercised	(62,500)	2.00
Expired/Cancelled	(439,000)	4.82
Outstanding at December 31, 2011	726,550	$2.21	2.43	$560,250
Exercisable at December 31, 2011	615,550	$2.21	2.43	$560,250

The fair value of the warrants granted during the year ended December 31, 2011 was $1,254,920. The fair value of the warrant grants were estimated on the date of grant utilizing the Black-Scholes option pricing model with the following weighted average assumptions for grants: expected life of warrants, expected volatility, risk-free interest rate and no dividend yield. In accordance with ASC Topic 815, “Derivatives and Hedging,” the Company recorded an aggregate debt discount of $826,060 in connection with these warrant grants.

Options: The Company adopted a long term incentive stock option plan (the “Stock Option Plan”). The Stock Option Plan provides for the issuance of 1,200,000 shares of common stock upon exercise of options which may be granted pursuant to the Stock Option Plan. Such options vest one-third (1/3) on each of the first three anniversaries of the grant date and expire 7 years from the date of issuance or upon termination of employment with the company. As of December 31, 2011, 340,898 options to purchase shares were vested. The options vest as determined by the Board of Directors and are exercisable for a period of no more than 10 years.

During 2010, the board of directors approved the grant of an aggregate of 77,940 Incentive Stock Options and an aggregate of 6,810 Non-Qualified options. Such options were issued at various exercise prices from $3.10 to $4.80, vest over three years, and expire 7 years from the grant dates.

The Company had the following weighted average assumptions for the options granted during 2010:

Grant Date	Number of Options	Expected Life in Years	Expected Volatility	Risk Free Interest Rate	Weighted Average Fair Value per Option	Weighted Average Fair Value
4/12/10	29,250	7	128%	3.29%	$2.85	$83,421
09/17/10	4,500	7	136%	2.14%	$4.48	20,178
10/01/10	40,000	7	135%	1.90%	$4.19	167,600
11/18/10	11,000	7	135%	2.20%	$3.50	38,445
	84,750					$309,645

During 2011, the board of directors approved the grant of an aggregate of 40,000 Incentive Stock Options. Such options were issued at various exercise prices from $3.30 to $3.75, vest between two and three years, and expire 7 years from the grant dates.

The Company had the following weighted average assumptions for the options granted during 2011:

Grant Date	Number of Options	Expected Life in Years	Expected Volatility	Risk Free Interest Rate	Weighted Average Fair Value per Option	Weighted Average Fair Value
07/07/11	10,000	7	132%	2.48%	$2.75	$27,502
11/09/11	30,000	7	132%	1.41%	$3.04	91,289
	40,000					$118,790

On December 31, 2011, the Company had the following outstanding options:

Exercise Price	Number of Shares	Remaining Contractual Life (in years)	Exercise Price times Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
$3.30	30,000	6.70	$99,000		$-
$3.75	10,000	6.52	37,500		-
$3.75	10,500	5.88	39,375		-
$4.50	40,000	5.76	180,000		-
$4.80	2,000	5.72	9,600		-
$3.10	19,694	5.28	61,051		-
$2.50	1,000	4.53	2,500		400
$3.30	100,000	4.43	330,000		-
$1.00	16,500	4.15	16,500		31,350
$1.70	1,000	3.84	1,700		1,200
$1.20	8,000	3.64	9,600		13,600
$2.00	6,000	3.56	12,000		5,400
$1.50	9,500	2.86	14,250		13,300
$2.50	10,000	2.34	25,000		4,000
$2.00	130,000	1.89	260,000		117,000
$2.60	10,000	0.61	26,000		3,000
	404,194		$1,124,076	$2.78	$189,250

Options	Number of Shares	Weighted Average Exercise Price	Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	371,257	$2.72
Issued	40,000	3.41
Exercised	-	-
Expired/Cancelled	(7,063)	3.15
Outstanding at December 31, 2011	404,194	$2.78	4.18	$189,250
Vested & Exercisable at December 31, 2011	340,898	$2.63	4.06	$186,267

The Company recorded deferred compensation expense of $118,790 in connection with options granted during 2011. The fair value of the option grants was estimated on the date of grant utilizing the Black-Scholes option pricing model with the following weighted average assumptions for grants: expected life of options, expected volatility, risk-free interest rate, and no dividend yield.

Deferred Stock Compensation: The Company records deferred stock compensation on unvested warrants and options upon issuance. This deferred stock compensation is amortized as the warrants and options vest. At December 31, 2011 the balance in deferred stock compensation was $184,785, compared to $374,658 at December 31, 2010. The Company amortized $292,621 in deferred stock compensation during the year ended December 31, 2011, including $139,744 in expense due to the acceleration of vesting on the 40,000 options issued to Edouard Garneau in 2010, compared to $177,070 amortized during the same period in 2010. The remaining deferred stock compensation will be amortized at varying rates through 2014.

Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Segment Information
7.      Segment Information

Financial information for our segments, as of March 31, 2012 and 2011, is as follows:

	Hospitality	Residential	Corporate	Totals

Three months ended March 31, 2012
Revenue	$1,298,627	$238,914	$-	$1,537,541
Operating income (loss)	$(882,181)	$35,323	$(97,793)	$(944,651)
Net income (loss)	$(962,765)	$35,323	$(97,793)	$(1,025,235)

Three months ended March 31, 2011
Revenue	$1,200,032	$223,140	$-	$1,423,172
Operating income (loss)	$(498,194)	$36,563	$(76,786)	$(538,417)
Net income (loss)	$(497,144)	$36,563	$(76,786)	$(537,367)

Total Assets as of March 31, 2012	$7,302,935	$331,497	$688,480	$8,322,912

Financial information of geographical data by segment

	United States	Canada	Other Foreign	Totals
Three months ended March 31, 2012
Hospitality Revenue	$1,105,549	$159,074	$34,004	$1,298,627
Residential Revenue	238,914	-	-	238,914
Totals	$1,344,463	$159,074	$34,004	$1,537,541

Three months ended March 31, 2011
Hospitality Revenue	$886,371	$264,992	$48,669	$1,200,032
Residential Revenue	223,140	-	-	223,140
Totals	$1,109,511	$264,992	$48,669	$1,423,172

Total Assets as of March 31, 2012	$5,711,288	$2,417,849	$193,775	$8,322,912

11. Segment Information

We operate and prepare our financial reports based on two segments; Hospitality and Residential. We have determined these segments based on the location, design, and end user of our products.

Hospitality:Our hospitality segment includes hotels, resorts, and timeshare properties in the United States, Canada, and Other Foreign. As of December 31, 2011, Other Foreign included Mexico and Aruba. The products offered under our hospitality segment include the installation of, and the support and service of, high-speed internet access networks, proprietary Interactive TV platform, free to guest programming, and on-demand movie programming, as well as advertising and e-commerce products.

Residential:Our residential segment includes multi-dwelling unit customers and business customers (non-hospitality) in the United States. The products offered include the installation of, and the support and service of, telephone, internet, and television services.

The accounting policies of our segments are the same as those described in Note 2 above, except that certain expenses are not allocated to the segments. Unallocated expenses consist of corporate overhead, depreciation expense, and non-operating income and expenses.

Financial information for our segments is as follows:

	2011	2010
Total revenue:
Hospitality	$5,281,608	$4,264,889
Residential	942,317	230,307
Total	$6,223,925	$4,495,196
Total cost of goods:
Hospitality	$4,119,520	$3,311,540
Residential	637,552	118,161
Total	$4,757,072	$3,429,701
Total gross profit:
Hospitality	$1,162,088	$953,349
Residential	304,765	112,146
Total	$1,466,853	$1,065,495
Operating expenses:
Operations	$925,293	$724,887
Product development	725,993	414,098
General and administrative	1,819,610	1,517,795
Depreciation
Hospitality	641,973	239,148
Residential	53,844	11,522
Total operating expenses	4,166,714	2,907,450
Operating loss:	$(2,699,861)	$(1,841,955)

Total net assets:
Hospitality	3,011,871	2,912,161
Residential	351,727	299,434
Other	546,314	523,641
Total	$3,909,912	$3,735,236

Revenues
Years Ended December 31, 2011 and 2010
Segment	2011 Revenues	2011 Cost of Goods Sold	2011 Gross Profit
Hospitality
United States	$3,909,726	$3,092,157	$817,569
Canada	1,170,319	935,442	234,877
Foreign	201,563	91,921	109,642
	5,281,608	4,119,520	1,162,088

Residential	942,317	637,552	304,765

Totals for year ended December 31, 2011	$6,223,925	$4,757,072	$1,466,853

Segment	2010 Revenues	2010 Cost of Goods Sold	2010 Gross Profit
Hospitality
United States	$3,710,427	$2,963,630	$746,797
Canada	413,165	312,209	100,956
Foreign	141,297	35,701	105,596
	4,264,889	3,311,540	953,349

Residential	230,307	118,161	112,146

Totals for year ended December 31, 2010	$4,495,196	$3,429,701	$1,065,495

PP&E
As of December 31, 2011 and 2010
Segment	2011 Assets	2011 Accumulated Depreciation	2011 Net PP&E
Hospitality
United States	$2,056,230	$527,144	$1,529,086
Canada	797,884	539,367	258,517
Foreign	157,758	73,600	84,158
	3,011,872	1,140,111	1,871,761

Residential	351,727	124,355	227,372

Other	546,314	499,616	46,698

Totals as of December 31, 2011	$3,909,913	$1,764,081	$2,145,832

Segment	2010 Assets	2010 Accumulated Depreciation	2010 Net PP&E
Hospitality
United States	$2,072,386	$115,303	$1,957,082
Canada	682,017	389,717	292,300
Foreign	157,758	42,049	115,710
	2,912,161	547,069	2,365,092

Residential	299,434	70,510	228,923

Other	523,641	457,854	65,787

Totals as of December 31, 2010	$3,735,236	$1,075,434	$2,659,802

Arista Communications, LLC.	12 Months Ended
Dec. 31, 2011
Joint Venture [Abstract]
Arista Communications, LLC.
12. Arista Communications, LLC.

Roomlinx, Inc. has a 50% joint venture ownership in, and manages the operations for Arista Communications, LLC (“Arista”). The other 50% of Arista is owned by Wiens Real Estate Ventures, LLC, a Colorado Limited Liability Company (“Weins”). Roomlinx acquired its 50% interest in Arista through its acquisition of Canadian Communications, LLC, on October 1, 2010.

Arista provides telephone, internet, and television services to residential and business customers located in the Arista community in Broomfield, Colorado. As the operations manager for Arista, Roomlinx reports 100% of revenues and 100% of its statement of operations, and 100% of asset, liability, and equity transactions on their balance sheet. Roomlinx then adjusts the books, through a non-controlling interest allocation, for the 50% ownership of the entity by Wiens Real Estate Ventures, LLC.

Financial information for Arista Communications, LLC, for the year ended December 31, 2011 and the period October 1, 2010 through December 31, 2010, is as follows:

	2011	2010

Revenue	$111,146	$28,858
Cost of goods sold	79,459	16,168
Gross Profit	31,687	12,690

Operating expenses:	36,109	4,551

Non-operating income (expense)	10	(8,351)

Net loss	$(4,412)	$(212)

Weins’ share of the net loss is $2,206 for the year ended December 31, 2011 and $106 for the period October 1, 2010 through December 31, 2010.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
13. Related Party Transactions

The Company maintains a Revolving Credit, Security and Warrant Purchase Agreement and Addendums I, II, and III (collectively the “Credit Agreement” with Cenfin LLC (see Note 7) an entity principally owned by majority shareholders in Roomlinx. Under and subject to the terms of the Credit Agreement the Company may draw up to a maximum of $25,000,000. Revolving Credit Notes are executed to evidence each advance and the Company concomitantly issues warrants to purchase shares of Roomlinx stock equal to 50% of the principal amount funded at $2.00 per share on the first $5,000,000 of draws and at the average listed stock price on the date of the transaction thereafter. Each Warrant will be exercisable for a three year period. Interest accrues monthly at the fed rate plus 5% and is paid quarterly. For the years ended December 31, 2011 and 2010, Cenfin advanced the Company $2,480,000 and $1,232,000; and the Company paid Cenfin interest expense of $150,623 and $137,773 respectively.

Effective July 25, 2011, Roomlinx executed a consulting arrangement for marketing services with TRG, Inc., an entity owned by the CEO and Chairman of Roomlinx. As of December 31, 2011, Roomlinx had paid TRG $14,535 for services performed in accordance with said arrangement.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
8.      Subsequent Events

On May 4, 2012, the Company entered into a Securities Purchase Agreement with certain investors (collectively, the “Investors”), pursuant to which the Investors purchased Units from Roomlinx for a purchase price of $2.50 per Unit.  Each Unit consisted of (x) one share of common stock of Roomlinx and (y) a warrant to purchase one-half share of common stock at an exercise price of $3.75 per share, subject to adjustment as provided in the warrant.  Roomlinx sold and issued an aggregate of 1,200,000 shares of common stock to the Investors and issued warrants to the Investors for the purchase of an additional 600,000 shares of common stock.  Roomlinx received approximately $2.8 million (gross proceeds of $3,000,000 less placement fees and other offering expenses) from the Investors in respect of the sale of Units.  Roomlinx has the right to sell up to an additional 400,000 Units on the same terms as the Units sold by Roomlinx pursuant to the Securities Purchase Agreement; provided that the closing of the sale of any such additional Units takes place by the close of business on May 25, 2012.  Proceeds from the offering will be used for general corporate and working capital purposes including deployment of the Company’s iTV applications under a Master Service Agreement with Hyatt Corporation announced on March 13, 2012.

14. Subsequent Events

The Company has evaluated events and transactions that occurred between December 31, 2011 and the date the consolidated financial statements were available for issue, for possible disclosure or recognition in the consolidated financial statements. The Company has determined that there were no such events or transactions that warrant disclosure or recognition in the consolidated financial statements except as noted below.

On January 18, 2012, 125,000 warrants were granted, pursuant to the clauses outlined in the Credit Agreement dated June 5, 2009. Such warrants were issued at an exercise price of $2.00 per share and vest immediately; the warrants expire 3 years from the date of issuance.

On March 12, 2012, Roomlinx and Hyatt Corporation entered into a Master Services and Equipment Purchase Agreement pursuant to which Roomlinx has agreed to provide in-room media and entertainment solutions, including its proprietary Interactive TV (or iTV) platform, high speed internet, free-to-guest, on-demand programming and related support services, to Hyatt-owned, managed or franchised hotels that are located in the United States, Canada and the Caribbean. Roomlinx’s iTV system may be provided in the “full option” (Interactive TV), the “mid option” (SmartTV) or the “lite option” (Video on Demand).

Pursuant to this agreement, Roomlinx agrees to make financing available to hotels that exceed certain minimum credit criteria for the purchase of equipment necessary for the provision of the Services at annual interest rates of no greater than 11.5% per annum and subject to certain restrictions and limitations. The amount of financing that Roomlinx is required to provide will not exceed the lesser of (i) the amount of installation fees that are payable by Hyatt-owned hotels under Hotel Service Agreements that have not elected to receive equipment financing or (ii) $11 million.

The Master Agreement terminates on the later of (i) 60 days following the five year anniversary of the effective date or (ii) if any Hotel Services Agreement is in effect on such five year anniversary, then the Master Agreement will continue to apply to such Hotel Services Agreement until it expires.

On March 14, 2012, in connection with the Master Services and Equipment Purchase Agreement between the Company and Hyatt Corporation, the board of directors approved the grant of an aggregate of 500,000 options to purchase shares of common stock, pursuant to the Company’s Long-Term Incentive Plan, to employees and/or contractors of the Company. Such options were issued at an exercise of $4.00 per share, vest on the anniversary of the grant date ratably over a 3 year period subject to certain performance metrics determined by the board of directors, and expire 7 years from the grant date.

On March 16, 2012, 125,000 warrants were granted, pursuant to the clauses outlined in the Credit Agreement dated June 5, 2009. 81,000 of such warrants were issued at an exercise price of $2.00 per share and the remaining 44,000 of such warrants were granted at an exercise price of $4.00 per share. All of such warrants vest immediately and expire 3 years from the date of issuance.

On March 16, 2012, 44,000 warrants were granted, pursuant to the clauses outlined in the Credit Agreement dated June 5, 2009. Such warrants were issued at an exercise price of $4.00 per share and vest immediately; the warrants expire 3 years from the date of issuance.

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement Of Stockholders Equity [Abstract]
Shares issued for interest, One		$ 2
Shares issued for interest, Two		$ 4
Warrants issued, One		$ 2
Warrants issued, Two		$ 4.5
Exercise of Warrants	$ 2
Shares Issued for compensation, One	$ 2
Shares Issued for compensation, Two	$ 1.8
Shares issued for compensation, Three	$ 2.75
Warrants issued, Three	$ 2